Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Minimum Future Rental Expense Related to Leased Office Space and Equipment

Minimum future rental expense related to leased office space and equipment by the Company on non-cancelable operating lease agreements are as follows:

December 31,
(Dollars in thousands)
2018	$1,497
2019	1,233
2020	805
2021	691
2022	585
Thereafter	174

Total rental expense	$4,985